Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization

Note 1 – Business and Organization

Roan Resources, Inc. (“Roan Inc.”) was formed in September 2018 to facilitate a reorganization and to become the holding company for Roan Resources LLC (“Roan LLC”). In September 2018, a series of transactions were executed with Roan LLC’s members which resulted in Roan LLC becoming a wholly owned subsidiary of Roan Inc. These transactions are hereafter referred to as the “Reorganization” and Roan Inc. with its subsidiaries are collectively referred to as the “Company.” See Note 10 – Equity for further discussion of the Reorganization transaction. The accompanying historical financial statements for the three months ended March 31, 2018 are the financial statements of Roan LLC, our accounting predecessor. Following the Reorganization, the historical financial statements are the results of Roan Inc.

Roan LLC was initially formed by Citizen Energy II, LLC (“Citizen”) in May 2017. On August 31, 2017, a contribution agreement (the “Contribution Agreement”) by and among Roan LLC, Citizen, Linn Energy Holdings, LLC (“LEH”) and Linn Operating, LLC (“LOI”, and together with LEH, “Linn”) was executed, pursuant to which, among other things, Citizen and Linn agreed to contribute oil and natural gas properties within an area-of-mutual-interest to Roan LLC (collectively the “Contribution”). In exchange for their contributions, Citizen and Linn each received a 50% equity interest in Roan LLC. In conjunction with the Contribution Agreement, Roan LLC entered into management services agreements with both Citizen and Linn (“MSAs”). See Note 12 – Transactions with Affiliates for additional discussion of the MSAs and transactions with Citizen and Linn.

The Company was formed to engage in the acquisition, exploration, development, production, and sale of oil and natural gas reserves. The Company’s oil and natural gas properties are located in Central Oklahoma. The Company’s corporate headquarters is located in Oklahoma City, Oklahoma.

Note 1 – Business and Organization

Roan Resources, Inc. (“Roan Inc.”) was formed in September 2018 to facilitate a reorganization and to become the holding company for Roan Resources LLC (“Roan LLC”). In September 2018, a series of transactions were executed with Roan LLC’s members which resulted in Roan LLC becoming a wholly- owned subsidiary of Roan Inc. These transactions are hereafter referred to as the “Reorganization” and Roan Inc. with its subsidiaries are collectively referred to as the “Company.” See Note 10 – Equity for further discussion of the Reorganization transaction. The accompanying historical financial statements through the date of Reorganization are the financial statements of Roan LLC, our accounting predecessor. Following the Reorganization, the historical financial statements are the results of Roan Inc.

Roan LLC was initially formed by Citizen Energy II, LLC (“Citizen”) in May 2017. On August 31, 2017, the Company executed a contribution agreement (the “Contribution Agreement”) by and among Roan LLC, Citizen, Linn Energy Holdings, LLC (“LEH”) and Linn Operating, LLC (“LOI”, and together with LEH, “Linn”) pursuant to which, among other things, Citizen and Linn agreed to contribute oil and natural gas properties within an area-of-mutual-interest to the Company (collectively the “Contribution”). In exchange for their contributions, Citizen and Linn each received a 50% equity interest in Roan LLC.

The contributions of oil and natural gas properties to Roan LLC by Citizen and Linn were determined to meet the definition of a business. However, as Roan LLC had no assets or operations prior to the Contribution, it was determined that Citizen was the acquirer for accounting purposes in accordance with ASC Topic 805, Business Combinations. As a result, the information in the accompanying financial statements and footnotes for the period prior to the Contribution reflects the historical results of Citizen. Citizen was formed in July 2014 to engage in the acquisition, exploration, development, production, and sale of oil and natural gas reserves in Central Oklahoma. Subsequent to the Contribution, the information in the accompanying financial statements and footnotes reflects the results of Roan LLC and after the Reorganization, the results of Roan Inc. See Note 4 – Acquisitions for additional discussion of the business combination of the oil and natural gas properties contributed by Linn. In conjunction with the Contribution Agreement, the Company entered into management services agreements with both Citizen and Linn (“MSAs”) through April 2018. See Note 12 – Transactions with Affiliates for additional discussion of the MSAs and transactions with Citizen and Linn.

The Company was formed to engage in the acquisition, exploration, development, production, and sale of oil and natural gas reserves. The Company’s oil and natural gas properties are located in Central Oklahoma. The Company’s corporate headquarters is located in Oklahoma City, Oklahoma.